Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of interests in subsidiaries
The net earnings, distributions and equity attributable to non-controlling interests include the 17 per cent non-controlling interest in the 167 MW Kent Hills wind facility located in New Brunswick.

Year ended Dec. 31	2021	2020	2019
Revenues	470	436	446
Net earnings	139	97	183
Total comprehensive earnings	66	223	138
Amounts attributable to the non-controlling interests:
Net earnings	50	40	73
Total comprehensive earnings	21	90	56
Distributions paid to non-controlling interests	100	80	69

As at Dec. 31	2021	2020
Current assets	430	743
Long-term assets	3,319	2,913
Current liabilities	(593)	(364)
Long-term liabilities	(1,033)	(987)
Total equity	(2,123)	(2,305)
Equity attributable to non-controlling interests	(869)	(948)
Non-controlling interests’ share (per cent)	39.9	39.9
In 2020, the Company's ownership per cent decreased from 60.4 per cent in 2019 to 60.1 per cent due to TransAlta Renewables issuing approximately 1 million common shares under their Dividend Reinvestment Plan ("DRIP"). The Company did not participate in this plan. In the fourth quarter of 2020, TransAlta Renewables suspended the DRIP in respect of any future declared dividends.

B. TA Cogen

Year ended Dec. 31	2021	2020	2019
Results of operations
Revenues	265	146	181
Net earnings (loss)	103	(13)	43
Total comprehensive earnings (loss)	103	(13)	43
Amounts attributable to the non-controlling interest:
Net earnings (loss)	62	(6)	21
Total comprehensive earnings (loss)	62	(6)	21
Distributions paid to Canadian Power Holdings Inc.	56	17	37

As at Dec. 31	2021	2020
Current assets	66	69
Long-term assets	312	323
Current liabilities	(52)	(78)
Long-term liabilities	(36)	(37)
Total equity	(290)	(277)
Equity attributable to Canadian Power Holdings Inc.	(142)	(136)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Company’s principal operating subsidiaries at Dec. 31, 2021, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.1	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
EMG International, LLC	US	30	Wastewater treatment and biogas fuel to generate electricity

Disclosure of information about key management personnel
TransAlta’s key management personnel include the President and Chief Executive Officer ("CEO") and members of the senior management team that report directly to the President and CEO, and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2021	2020	2019
Total compensation	30	27	30
Comprised of:
Short-term employee benefits	14	12	13
Post-employment benefits	1	2	2
Termination benefits	—	—	2
Share-based payments	15	13	13